Consolidated Balance Sheets - USD ($) $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Mar. 31, 2020
Unaudited Condensed Consolidated Balance Sheets
Financial Designation		Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor [1]	Predecessor	Predecessor	[1]	Predecessor
Assets
Cash and cash equivalents		$ 238,214	$ 112,234	[1]		$ 238,214	$ 217,969					$ 112,234	[1]				$ 217,969				$ 238,214	$ 112,234	[1]
Mortgage notes receivable, net		821,589	589,572	[1]		821,589	817,319					589,572	[1]				817,319				821,589	589,572	[1]
Interest and fees receivable		4,108	2,053	[1]		4,108	8,986					2,053	[1]				8,986				4,108	2,053	[1]
Investment in real property, net		5,837	12,091	[1]		5,837	3,690					12,091	[1]				3,690				5,837	12,091	[1]
Right-of-use asset		518				518	400										400				518
Intangible assets, net		4,970				4,970	791										791				4,970
Goodwill		131,965				131,965	136,965										136,965				131,965
Other assets		1,528	1,916	[1]		1,528						1,916	[1]								1,528	1,916	[1]
Total assets		1,208,729	717,866	[1]		1,208,729	1,190,326					717,866	[1]				1,190,326				1,208,729	717,866	[1]
Liabilities and Equity
Accounts payable and accrued liabilities		7,897	1,915	[1]		7,897						1,915	[1]								7,897	1,915	[1]
Dividends payable		15,842	6,334	[1]		15,842	7,934					6,334	[1]				7,934				15,842	6,334	[1]
Lease liabilities		518				518	400										400				518
Contributions received in advance	[1]		24,507									24,507										24,507
Total liabilities		24,257	32,756	[1]		24,257	12,428					32,756	[1]				12,428				24,257	32,756	[1]
Commitments and Contingencies				[1]									[1]										[1]
Common stock, $0.001 and $0.00 par value, 500,000,000 and 0 shares authorized, 132,015,635 and 0 shares issued and outstanding at December 31, 2019 and 2018		132				132	132										132				132
Preferred Stock and Units, $0.001 and $0.00 par value, 100,000,000 and 0 shares/units authorized, 0 and 6,827,701 shares/units issued and outstanding at December 31, 2019 and 2018			684,979	[1]								684,979	[1]									684,979	[1]
Additional Paid in Capital		1,209,120	767	[1]		1,209,120	1,211,001					767	[1]				1,211,001				1,209,120	767	[1]
Retained earnings/(Accumulated deficit)		(24,780)	(637)	[1]		(24,780)	(33,235)					(637)	[1]				(33,235)				(24,780)	(637)	[1]
Predecessor Equity	[1]		1									1										1
Total equity		1,184,472	685,110	[1]	$ 454,976	1,184,472	1,177,898					685,110	[1]				1,177,898			$ 454,976	1,184,472	685,110	[1]			$ 1,180,965
Total liabilities and equity		$ 1,208,729	$ 717,866	[1]		$ 1,208,729	$ 1,190,326					$ 717,866	[1]				$ 1,190,326				$ 1,208,729	$ 717,866	[1]

[1]	Predecessor periods are combined as disclosed in Note 1.